Property, Plants and Equipment - Schedule of Future Lease Payments Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	$ 136,662	$ 110,278
Interest	14,689	5,786
Present Value	121,973	104,492
Less than one year
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	39,300	26,991
Interest	3,633	344
Present Value	35,667	26,647
From One to Five Years [Member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Gross	97,362	83,287
Interest	11,056	5,442
Present Value	$ 86,306	$ 77,845